COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under this non-cancellable operating lease
Year ended December 31, 2020	$75,672
Year ended December 31, 2021	51,643

Total	$127,315

Year ended December 31, 2020	$100,900
Year ended December 31, 2021	51,643

Total	$152,543

Schedule of Concentration of sales
	2020	2019
Bellissima product line:

QVC direct response sales	$252,340	$-
Other	80,105	118,213
Total Bellissima	332,445	118,213
BiVi product line	-	3,700
Hooters product line	73,441	-

Total	$405,886	$121,913

	2019	2018
Bellissima product line:

QVC direct response sales	$366,959	$-
Other	681,457	555,102
Total Bellissima	1,048,416	555,102
BiVi product line	3,700	11,034
Hooters product line	158,126	-

Total	$1,210,242	$566,136